Share capital	6 Months Ended
Jun. 30, 2020
Share capital
Share capital

11.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At June 30, 2020, the Company had 63,182,739 issued and outstanding common shares (December 31, 2019 – 37,049,374).

On March 27, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares, no par value per common share, of the Company (the “Shares”) having an aggregate offering price of up to US$30,000,000 through the Agents (the “Sales Agreement). On July 13, 2020, the Company and the Agents amended the Sales Agreement to increase the aggregate offering price to up to US$59,500,000.

In accordance with the terms of the Sales Agreement, the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The Shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market (“Nasdaq”) or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

From March 30, 2020 to June 4, 2020, the Company issued 15,920,865 Shares for the ATM offering under the Sales Agreement for gross proceeds of $25,257,514 (US$18,489,939). Share issue costs related to the ATM offering were $1,129,425.

On June 10, 2020, the Company entered into definitive agreements with institutional investors to sell an aggregate of 10,000,000 common shares of the Company at a price of US$2.00 per share for gross proceeds of US$20,000,000 (the "Offering"). The Offering was priced "at market" under the rules of the Nasdaq Global Select Market. The offering was closed on June 12, 2020. The Company received gross proceeds of $27,174,615 with share issue costs of $1,834,286 (US$1,350,000).

On June 16, 2020, the Company issued 187,500 shares at a price of $0.80 per share for gross proceeds of $150,000 for warrants exercised by investors.

On June 25, 2020, the Company issued 25,000 shares at a price of $0.30 per share for gross proceeds of $7,500 for options exercised by investors.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the six months ended June 30, 2020 was based on the net loss attributable to common shareholders of $14,844,526 (June 30, 2019 – $17,348,503) and the weighted average number of common shares outstanding of 41,543,016 (June 30, 2019 – 34,987,274). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan which provides that our Board of Directors may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company non-transferable stock options to purchase common shares; provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to seven years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless specific exercise extension approved by the Board of Directors.

Options granted vest based on terms and conditions set up in the option agreements themselves.

On exercise each option allows the holder to purchase one common share of the Company.

The changes in options during the six months ended June 30, 2020 are as follows:

		June 30, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	—	—
Options exercised	(25,000)	0.30
Options expired and forfeited	(385,311)	2.44
Options cancelled	—	—
Options outstanding, ending	12,498,004	$2.06

Details of options outstanding as at June 30, 2020 are as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	1.94	2,250,000	2,250,000
$0.80	2.06	621,013	621,013
$2.00	2.16	282,076	257,160
$1.53 USD	3.39	120,000	120,000
$1.80 USD	6.30	120,000	80,000
$1.91 USD	6.44	5,106,250	1,611,865
$2.45 USD	6.10	1,250,000	1,145,833
$2.53 USD	6.11	131,818	120,824
$2.62 USD	1.99	700,000	21,875
$3.40 USD	4.94	1,228,182	1,228,182
$5.00 USD	2.11	352,834	352,834
$6.18 USD	1.57	160,939	134,901
$9.60 USD	4.18	174,892	118,552
		12,498,004	8,063,039

The weighted average grant date fair value of options granted during the six months ended June 30, 2020 was Nil (June 30, 2019 - $3.46).

During the three and six months ended June 30, 2020, the Company recognized stock-based compensation expense of $1,415,524 and $3,950,082 (three and six months June 30, 2019 -  $551,035 and $2,551,027).

Warrants

On exercise each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the six months ended June 30, 2020 are as follows:

	June 30, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	(187,500)	0.80	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	20,415,896	$4.68	20,603,396	$4.64

At June 30, 2020, all warrants outstanding were exercisable. Details of warrants outstanding as at June 30, 2020 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.33 years	10,822,559
$2.00 USD - $24.00 USD	3.65 years	5,091,969
Transferable Warrants
$4.25 USD	3.11 years	4,501,368
Warrants outstanding, ending	2.30 years	20,415,896